UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

DWS Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

JUNE 30, 2011 Semiannual Report to Shareholders

DWS EAFE® Equity Index Fund

Contents
4 Performance Summary
6 Information About Your Fund's Expenses
8 Portfolio Summary
10 Investment Portfolio
34 Statement of Assets and Liabilities
36 Statement of Operations
37 Statement of Changes in Net Assets
38 Financial Highlights
39 Notes to Financial Statements
47 Summary of Management Fee Evaluation by Independent Fee Consultant
51 Account Management Resources
52 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2011
Average Annual Total Returns as of 6/30/11
No Sales Charges	6-Month‡	1-Year	3-Year	5-Year	10-Year
Institutional Class	5.59%	31.87%	-1.69%	1.38%	5.23%
MSCI EAFE® Index+	4.98%	30.36%	-1.77%	1.48%	5.66%

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratio of the Fund, as stated in the fee table of the prospectus dated April 29, 2011 is 0.51% for Institutional Class shares and may differ from the expense ratio disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI EAFE® Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. There is no guarantee that the Fund will be able to mirror the MSCI EAFE® Index closely to track its performance.
Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/11	$13.39
12/31/10	$12.73
Distribution Information: Six Months as of 6/30/11: Income Dividends	$.05

Growth of an Assumed $1,000,000 Investment
[] DWS EAFE® Equity Index Fund — Institutional Class [] MSCI EAFE® Index+

Yearly periods ended June 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

+ The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged, capitalization-weighted index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.
Lipper Rankings — International Large Core Funds Category as of 6/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Institutional Class 1-Year	144	of	392	37
3-Year	145	of	353	41
5-Year	153	of	297	52
10-Year	77	of	182	43

Source: Lipper Inc. Includes portfolios that invest assets in securities with primary trading markets outside of the United States. It is not possible to invest directly in a Lipper category. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2011 to June 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2011
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,055.90
Expenses Paid per $1,000*	$2.50
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/11	$1,000.00
Ending Account Value 6/30/11	$1,022.36
Expenses Paid per $1,000*	$2.46

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratio	Institutional Class
DWS EAFE® Equity Index Fund	.49%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Geographic Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/11	12/31/10

Japan	20%	22%
United Kingdom	18%	19%
France	10%	9%
Germany	9%	8%
Switzerland	9%	9%
Australia	9%	9%
Netherlands	5%	4%
Spain	3%	3%
Sweden	3%	3%
Hong Kong	3%	3%
Italy	3%	2%
Singapore	2%	2%
Other	6%	7%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/11	12/31/10

Financials	23%	24%
Industrials	13%	13%
Materials	11%	11%
Consumer Discretionary	11%	11%
Consumer Staples	10%	10%
Health Care	9%	8%
Energy	8%	8%
Telecommunication Services	5%	5%
Information Technology	5%	5%
Utilities	5%	5%
	100%	100%

Geographic diversification and sector diversification are subject to change.
Ten Largest Equity Holdings at June 30, 2011 (14.1% of Net Assets)	Country	Percent
1. BHP Billiton Producer of petroleum, minerals and steel products	Australia	2.0%
2. Royal Dutch Shell PLC Explores, produces and refines petroleum	Netherlands	1.9%
3. Nestle SA Producer and seller of food products	Switzerland	1.8%
4. HSBC Holdings PLC Provider of international banking and financial services	United Kingdom	1.5%
5. Rio Tinto Operator of a mining, manufacturing and development company	United Kingdom	1.2%
6. Novartis AG Manufacturer of pharmaceutical and nutrition products	Switzerland	1.2%
7. BP PLC Exporter and producer of oil and natural gas	United Kingdom	1.2%
8. Vodafone Group PLC Provides a range of mobile telecommunications services	United Kingdom	1.2%
9. Total SA Produces, refines, transports and markets oil and natural gas	France	1.1%
10. Roche Holding AG Developer of pharmaceutical and chemical products	Switzerland	1.0%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of June 30, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 97.6%
Australia 8.5%
AGL Energy Ltd.	13,656	214,934
Alumina Ltd.	73,512	168,302
Amcor Ltd.	34,531	267,217
AMP Ltd.	79,334	417,780
Asciano Group	84,899	150,277
ASX Ltd.	5,253	171,816
Australia & New Zealand Banking Group Ltd.	73,850	1,744,082
Bendigo & Adelaide Bank Ltd.	10,320	98,322
BGP Holdings PLC*	328,818	0
BHP Billiton Ltd.	91,566	4,327,711
BlueScope Steel Ltd.	53,052	68,879
Boral Ltd.	21,365	101,250
Brambles Ltd.	42,588	330,863
Caltex Australia Ltd.	3,834	48,513
CFS Retail Property Trust (REIT)	55,801	108,881
Coca-Cola Amatil Ltd.	15,502	190,214
Cochlear Ltd.	1,516	117,021
Commonwealth Bank of Australia	44,364	2,496,891
Computershare Ltd.	12,660	120,518
Crown Ltd.	11,979	115,018
CSL Ltd. (a)	15,414	546,349
Dexus Property Group (REIT)	142,534	134,872
Echo Entertainment Group Ltd.*	19,141	84,377
Fairfax Media Ltd. (a)	58,875	62,185
Fortescue Metals Group Ltd.	36,444	249,975
Foster's Group Ltd.	56,611	313,394
Goodman Group (REIT)	194,801	147,423
GPT Group (REIT)	51,246	174,099
Harvey Norman Holdings Ltd. (a)	16,119	43,142
Iluka Resources Ltd.	11,916	216,172
Incitec Pivot Ltd.	47,802	199,205
Insurance Australia Group Ltd.	61,715	225,863
Leighton Holdings Ltd.	4,377	98,283
Lend Lease Group	15,271	147,602
Lynas Corp., Ltd.*	47,819	104,117
Macarthur Coal Ltd.	4,388	51,872
Macquarie Group Ltd.	9,999	336,690
MAP Group	9,429	33,909
Metcash Ltd.	22,003	98,060
Mirvac Group (REIT)	99,901	134,308
National Australia Bank Ltd. (a)	62,170	1,715,289
Newcrest Mining Ltd.	21,824	885,848
OneSteel Ltd.	33,867	67,497
Orica Ltd.	10,195	295,666
Origin Energy Ltd.	29,897	508,398
OZ Minerals Ltd.	9,393	134,123
Paladin Energy Ltd.*	21,041	57,280
Qantas Airways Ltd.*	32,839	65,094
QBE Insurance Group Ltd.	30,265	561,871
QR National Ltd.*	48,335	175,602
Ramsay Health Care Ltd.	3,634	71,035
Rio Tinto Ltd.	12,490	1,116,685
Santos Ltd.	24,496	356,944
Sims Metal Management Ltd. (a)	4,849	92,806
Sonic Healthcare Ltd.	10,392	143,370
SP AusNet	45,130	45,761
Stockland (REIT)	66,586	244,063
Suncorp Group Ltd.	36,920	323,369
TABCORP Holdings Ltd.	19,141	67,801
Tatts Group Ltd.	33,521	86,494
Telstra Corp., Ltd.	123,175	382,486
Toll Holdings Ltd.	18,918	98,816
Transurban Group (Units)	37,108	208,941
Wesfarmers Ltd.	28,795	986,812
Wesfarmers Ltd. (PPS)	4,199	145,618
Westfield Group (REIT) (Units)	62,590	583,261
Westfield Retail Trust (REIT)	83,511	243,105
Westpac Banking Corp.	85,653	2,054,658
Woodside Petroleum Ltd.	17,943	791,499
Woolworths Ltd.	34,398	1,025,736
WorleyParsons Ltd.	5,649	171,523
(Cost $13,084,727)		28,367,837
Austria 0.3%
Erste Group Bank AG (a)	5,555	290,968
Immofinanz AG* (a)	25,517	108,758
OMV AG	4,063	177,520
Raiffeisen Bank International AG (a)	1,327	68,299
Telekom Austria AG (a)	10,143	129,379
Verbund AG (a)	1,783	77,729
Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	1,186	65,190
Voestalpine AG	3,155	174,158
(Cost $709,790)		1,092,001
Belgium 0.9%
Ageas	64,852	175,860
Anheuser-Busch InBev NV	22,967	1,331,744
Bekaert NV (a)	1,077	81,986
Belgacom SA	4,332	154,765
Colruyt SA	2,145	107,285
Delhaize Group SA	2,997	224,699
Dexia SA* (a)	16,764	52,161
Groupe Bruxelles Lambert SA (a)	2,362	209,965
KBC GROEP NV (a)	4,700	184,621
Mobistar SA	788	59,834
Solvay SA (a)	1,671	258,196
UCB SA	2,963	133,140
Umicore SA	3,196	174,199
(Cost $3,040,518)		3,148,455
Channel Islands 0.1%
Randgold Resources Ltd.	2,488	209,196
Resolution Ltd.	40,896	192,979
(Cost $376,304)		402,175
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd. (Cost $144,318)	24,273	71,629
Denmark 1.0%
A P Moller-Maersk AS "A"	16	132,410
A P Moller-Maersk AS "B" (a)	38	327,875
Carlsberg AS "B"	3,041	330,902
Coloplast AS "B" (a)	706	107,333
Danske Bank AS*	18,467	342,965
DSV AS	5,793	139,007
Novo Nordisk AS "B"	11,993	1,503,602
Novozymes AS "B"	1,275	207,438
Pandora AS (a)	1,684	53,239
TDC AS*	10,254	93,717
Tryg AS	765	44,107
Vestas Wind Systems AS*	5,936	137,999
William Demant Holding AS* (a)	765	69,026
(Cost $1,315,539)		3,489,620
Finland 1.0%
Elisa Oyj	3,752	80,764
Fortum Oyj	12,409	359,375
Kesko Oyj "B" (a)	1,892	88,066
Kone Oyj "B" (a)	4,403	276,459
Metso Corp. (a)	3,777	214,523
Neste Oil Oyj	3,566	55,903
Nokia Oyj	107,561	694,694
Nokian Renkaat Oyj (a)	3,113	156,040
Orion Oyj "B" (a)	2,903	74,810
Outokumpu Oyj (a)	4,255	56,323
Pohjola Bank PLC (a)	4,517	58,411
Rautaruukki Oyj	2,751	62,155
Sampo Oyj "A"	11,964	386,287
Sanoma Oyj (a)	2,631	48,762
Stora Enso Oyj "R" (a)	15,926	167,095
UPM-Kymmene Oyj (a)	14,681	268,464
Wartsila Oyj (a)	4,663	157,339
(Cost $2,526,887)		3,205,470
France 9.8%
Accor SA	4,026	180,263
Aeroports de Paris	952	89,546
Air France-KLM* (a)	3,738	57,383
Air Liquide SA (a)	8,116	1,163,361
Alcatel-Lucent*	67,546	389,952
Alstom SA (a)	5,851	360,344
ANF Immobilier (REIT)	31	1,463
Arkema	1,584	163,068
Atos Origin SA (a)	1,327	74,984
AXA SA (a)	49,438	1,122,441
BNP Paribas	27,482	2,119,562
Bouygues SA	6,648	292,273
Bureau Veritas SA (a)	1,564	132,096
Cap Gemini	4,147	242,972
Carrefour SA* (a)	16,374	672,492
Casino Guichard-Perrachon SA (a)	1,653	155,818
Christian Dior SA	1,533	241,218
CNP Assurances	4,222	92,057
Compagnie de Saint-Gobain	11,230	727,272
Compagnie Generale de Geophysique-Veritas*	4,071	149,965
Compagnie Generale des Etablissements Michelin "B"	5,201	508,681
Credit Agricole SA (a)	28,429	427,565
DANONE SA (a)	16,780	1,252,029
Dassault Systemes SA (a)	1,676	142,699
Edenred	4,217	128,595
Eiffage SA	1,078	71,335
Electricite de France	6,743	264,714
Eramet (a)	158	52,333
Essilor International SA (a)	5,751	466,463
Eurazeo	994	72,586
Eutelsat Communications	2,792	125,580
Fonciere des Regions (REIT)	796	84,327
France Telecom SA (a)	52,743	1,122,019
GDF Suez	35,269	1,290,735
Gecina SA (REIT) (a)	642	89,690
Groupe Eurotunnel SA (Registered)	14,337	160,305
Icade (REIT) (a)	658	81,138
Iliad SA (a)	531	71,253
Imerys SA	907	63,872
JC Decaux SA*	2,083	66,728
Klepierre (REIT)	2,892	119,342
L'Oreal SA (a)	6,868	892,045
Lafarge SA (a)	5,628	358,661
Lagardere SCA	3,548	149,912
Legrand SA (a)	5,554	233,909
LVMH Moet Hennessy Louis Vuitton SA	7,042	1,267,402
Metropole Television SA	1,448	33,504
Natixis (a)	26,529	133,119
Neopost SA	1,005	86,339
Pernod Ricard SA	5,648	556,736
PPR (a)	2,149	382,715
PSA Peugeot Citroen (a)	4,300	192,511
Publicis Groupe (a)	3,421	190,971
Renault SA	5,536	327,763
Safran SA	4,964	212,012
Sanofi	31,824	2,557,823
Schneider Electric SA (a)	6,985	1,166,998
SCOR SE	4,991	141,817
Societe BIC SA	873	84,368
Societe Generale (a)	18,894	1,119,876
Societe Television Francaise 1 (a)	3,335	60,714
Sodexo	2,680	209,983
Suez Environnement Co.	7,904	157,533
Technip SA	2,899	310,537
Thales SA (a)	2,768	119,348
Total SA	60,333	3,489,424
Unibail-Rodamco SE (REIT) (a)	2,623	606,163
Vallourec SA (a)	3,214	391,375
Veolia Environnement	10,590	298,375
Vinci SA	12,747	816,545
Vivendi	35,292	981,420
Wendel	909	111,705
(Cost $22,365,100)		32,732,122
Germany 8.3%
Adidas AG	6,034	478,617
Allianz SE (Registered)	12,947	1,808,919
Axel Springer AG	1,095	54,082
BASF SE	26,221	2,565,995
Bayer AG	23,598	1,897,186
Bayerische Motoren Werke (BMW) AG	9,360	932,690
Beiersdorf AG (a)	2,843	184,488
Brenntag AG (a)	936	108,800
Celesio AG	2,394	47,732
Commerzbank AG*	103,033	443,053
Continental AG* (a)	2,258	237,077
Daimler AG (Registered)	25,810	1,942,483
Deutsche Bank AG (Registered) (a) (b)	26,373	1,558,338
Deutsche Boerse AG (a)	5,642	428,191
Deutsche Lufthansa AG (Registered)	6,913	150,564
Deutsche Post AG (Registered)	24,456	469,645
Deutsche Telekom AG (Registered)	80,114	1,256,596
E.ON AG	51,196	1,453,351
Fraport AG	960	77,192
Fresenius Medical Care AG & Co. KGaA	5,639	421,604
Fresenius SE & Co. KGaA	3,253	339,530
GEA Group AG (a)	5,079	181,619
Hannover Rueckversicherung AG (Registered)	1,717	89,559
HeidelbergCement AG	4,146	264,297
Henkel AG & Co. KGaA	3,695	211,774
Hochtief AG	1,218	101,684
Infineon Technologies AG (a)	31,651	355,160
K+S AG	4,890	375,818
Kabel Deutschland Holding AG*	2,063	126,843
Lanxess AG	2,345	192,249
Linde AG	4,832	847,177
MAN SE (a)	3,051	408,910
Merck KGaA	1,826	198,430
Metro AG	3,816	231,007
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (a)	5,425	828,209
RWE AG	11,931	660,316
Salzgitter AG	1,000	76,254
SAP AG	26,236	1,586,809
Siemens AG (Registered)	23,482	3,224,193
Suedzucker AG	2,167	77,004
ThyssenKrupp AG	9,455	490,481
TUI AG* (a)	4,516	48,951
United Internet AG (Registered)	3,420	71,885
Volkswagen AG	866	159,108
Wacker Chemie AG	471	101,835
(Cost $16,136,543)		27,765,705
Greece 0.2%
Alpha Bank AE*	15,212	76,875
Coca-Cola Hellenic Bottling Co. SA*	5,334	142,941
EFG Eurobank Ergasias*	9,104	42,838
Hellenic Telecommunications Organization SA	7,725	72,418
National Bank of Greece SA*	27,415	196,973
OPAP SA	6,608	103,250
Public Power Corp. SA	3,201	45,930
(Cost $1,038,964)		681,225
Hong Kong 2.8%
AIA Group Ltd.*	223,600	779,657
ASM Pacific Technology Ltd. (a)	5,200	71,891
Bank of East Asia Ltd.	43,174	177,951
BOC Hong Kong (Holdings) Ltd.	105,321	305,818
Cathay Pacific Airways Ltd.	34,000	79,080
Cheung Kong (Holdings) Ltd.	40,000	588,250
Cheung Kong Infrastructure Holdings Ltd.	12,000	62,347
CLP Holdings Ltd.	55,274	490,682
Esprit Holdings Ltd.	33,419	104,102
Foxconn International Holdings Ltd.* (a)	66,000	29,245
Galaxy Entertainment Group Ltd.* (a)	35,497	76,569
Genting Singapore PLC* (a)	175,995	277,718
Hang Lung Group Ltd. (a)	25,000	159,662
Hang Lung Properties Ltd. (a)	72,000	299,157
Hang Seng Bank Ltd.	21,900	350,250
Henderson Land Development Co., Ltd.	30,882	200,407
Hong Kong & China Gas Co., Ltd. (a)	137,462	312,789
Hong Kong Exchanges & Clearing Ltd. (a)	29,000	610,898
Hopewell Holdings Ltd. (a)	18,500	58,840
Hutchison Whampoa Ltd. (a)	61,100	662,445
Hysan Development Co., Ltd.	17,694	87,939
Kerry Properties Ltd.	19,932	96,587
Li & Fung Ltd. (a)	162,240	326,301
Lifestyle International Holdings Ltd. (a)	16,000	47,377
Link (REIT)	62,035	212,196
MTR Corp., Ltd.	42,908	152,603
New World Development Co., Ltd.	66,007	100,266
Noble Group Ltd. (a)	108,891	175,311
NWS Holdings Ltd.	42,626	57,117
Orient Overseas International Ltd.	6,400	41,578
PCCW Ltd.	122,000	52,854
Power Assets Holdings Ltd.	38,500	290,395
Sands China Ltd.*	69,619	188,786
Shangri-La Asia Ltd. (a)	39,540	97,585
Sino Land Co., Ltd.	75,144	121,885
SJM Holdings Ltd.	47,337	113,132
Sun Hung Kai Properties Ltd.	40,297	586,539
Swire Pacific Ltd. "A"	21,000	310,198
Wharf Holdings Ltd.	42,750	298,626
Wheelock & Co., Ltd.	27,000	109,591
Wing Hang Bank Ltd. (a)	5,062	55,534
Wynn Macau Ltd. (a)	44,781	147,828
Yue Yuen Industrial (Holdings) Ltd. (a)	20,500	65,390
(Cost $5,496,264)		9,433,376
Ireland 0.4%
CRH PLC (c)	1,741	38,717
CRH PLC (c)	18,457	408,717
Elan Corp. PLC*	14,066	161,186
Experian PLC	28,495	362,908
James Hardie Industries SE (CDI)*	11,075	70,087
Kerry Group PLC "A" (c)	129	5,359
Kerry Group PLC "A" (c)	3,881	160,480
Ryanair Holdings PLC	10,294	52,726
(Cost $855,910)		1,260,180
Israel 0.7%
Bank Hapoalim BM*	29,911	149,447
Bank Leumi Le-Israel	33,789	159,649
Bezeq Israeli Telecommunication Corp., Ltd.	46,703	118,196
Cellcom Israel Ltd.	1,574	43,819
Delek Group Ltd.	128	28,802
Elbit Systems Ltd.	724	34,441
Israel Chemicals Ltd.	12,805	204,394
Israel Discount Bank "A"*	17,880	35,291
Makhteshim-Agan Industries Ltd.*	7,588	42,431
Mizrahi Tefahot Bank Ltd.	3,902	41,497
NICE Systems Ltd.*	1,616	58,606
Partner Communications Co., Ltd.	2,732	40,989
Teva Pharmaceutical Industries Ltd.	26,830	1,293,485
The Israel Corp., Ltd.	65	71,129
(Cost $2,326,583)		2,322,176
Italy 2.6%
A2A SpA	34,674	53,981
Assicurazioni Generali SpA	33,163	699,356
Atlantia SpA	9,064	192,964
Autogrill SpA	4,015	52,740
Banca Carige SpA (a)	15,127	34,278
Banca Monte dei Paschi di Siena SpA (a)	119,937	90,885
Banco Popolare Societa Cooperativa	46,584	107,271
Enel Green Power SpA	53,155	146,616
Enel SpA	188,310	1,230,002
Eni SpA	68,481	1,623,443
EXOR SpA	1,703	53,195
Fiat Industrial SpA*	22,318	288,522
Fiat SpA (a)	22,318	245,021
Finmeccanica SpA	11,877	143,736
Intesa Sanpaolo	286,524	761,979
Intesa Sanpaolo (RSP) (a)	23,028	49,676
Luxottica Group SpA	3,217	103,124
Mediaset SpA (a)	20,558	96,655
Mediobanca SpA	13,881	140,614
Parmalat SpA*	34,497	129,769
Pirelli & C. SpA	7,684	83,030
Prysmian SpA (a)	5,795	116,564
Saipem SpA	7,533	388,918
Snam Rete Gas SpA	46,028	272,487
Telecom Italia SpA	270,850	376,882
Telecom Italia SpA (RSP)	170,420	198,334
Terna — Rete Elettrica Nationale SpA	34,201	158,929
UBI Banca — Unione di Banche Italiane ScpA (a)	22,537	126,881
UniCredit SpA	386,663	817,843
(Cost $8,209,880)		8,783,695
Japan 19.8%
ABC-Mart, Inc. (a)	700	28,411
Advantest Corp. (a)	4,100	75,390
AEON Co., Ltd. (a)	17,700	213,631
Aeon Credit Service Co., Ltd. (a)	2,730	37,272
AEON Mall Co., Ltd.	1,600	38,835
Air Water, Inc.	4,553	54,873
Aisin Seiki Co., Ltd.	5,500	212,972
Ajinomoto Co., Inc.	19,000	225,941
Alfresa Holdings Corp.	1,200	46,708
All Nippon Airways Co., Ltd.	26,000	85,000
Amada Co., Ltd.	11,000	84,621
Aozora Bank Ltd. (a)	17,000	39,415
Asahi Breweries Ltd.	10,800	217,616
Asahi Glass Co., Ltd.	28,000	326,944
Asahi Kasei Corp.	37,000	249,839
ASICS Corp.	4,000	59,734
Astellas Pharma, Inc.	12,900	498,807
Benesse Holdings, Inc.	1,900	81,767
Bridgestone Corp.	18,100	416,564
Brother Industries Ltd.	7,200	106,407
Canon, Inc.	32,500	1,549,822
Casio Computer Co., Ltd. (a)	7,700	54,213
Central Japan Railway Co.	44	345,833
Chiyoda Corp. (a)	5,065	58,289
Chubu Electric Power Co., Inc.	19,500	381,629
Chugai Pharmaceutical Co., Ltd.	5,900	96,798
Chugoku Electric Power Co., Inc.	9,000	156,127
Citizen Holdings Co., Ltd.	7,700	46,047
Coca-Cola West Co., Ltd.	1,800	34,513
Cosmo Oil Co., Ltd.	19,000	53,994
Credit Saison Co., Ltd.	4,200	70,702
Dai Nippon Printing Co., Ltd. (a)	16,000	180,352
Dai-ichi Life Insurance Co., Ltd. (a)	251	351,443
Daicel Chemical Industries Ltd.	9,000	59,607
Daido Steel Co., Ltd.	8,000	53,553
Daihatsu Motor Co., Ltd.	6,000	102,251
Daiichi Sankyo Co., Ltd.	18,500	361,857
Daikin Industries Ltd.	6,700	237,448
Dainippon Sumitomo Pharma Co., Ltd.	5,200	49,456
Daito Trust Construction Co., Ltd.	2,100	178,348
Daiwa House Industry Co., Ltd.	13,000	163,675
Daiwa Securities Group, Inc. (a)	48,000	211,464
DeNA Co., Ltd.	2,700	116,443
Denki Kagaku Kogyo Kabushiki Kaisha	15,000	72,255
Denso Corp.	13,400	497,524
Dentsu, Inc.	5,000	147,764
East Japan Railway Co.	9,739	559,643
Eisai Co., Ltd.	6,900	269,491
Electric Power Development Co., Ltd.	3,200	86,431
Elpida Memory, Inc.*	5,800	68,281
FamilyMart Co., Ltd.	1,900	69,840
FANUC Corp.	5,500	917,134
Fast Retailing Co., Ltd.	1,500	242,875
Fuji Electric Co., Ltd.	16,000	50,017
Fuji Heavy Industries Ltd.	15,982	124,180
Fujifilm Holdings Corp.	13,500	420,791
Fujitsu Ltd.	55,000	314,346
Fukuoka Financial Group, Inc.	23,000	96,179
Gree, Inc. (a)	2,440	53,472
GS Yuasa Corp. (a)	8,000	53,448
Hakuhodo Dy Holdings, Inc.	760	40,641
Hamamatsu Photonics KK (a)	1,878	81,211
Hino Motors Ltd. (a)	9,000	52,531
Hirose Electric Co., Ltd. (a)	1,000	102,504
Hisamitsu Pharmaceutical Co., Inc. (a)	1,900	81,010
Hitachi Chemical Co., Ltd.	3,400	67,659
Hitachi Construction Machinery Co., Ltd. (a)	3,000	67,087
Hitachi High-Technologies Corp.	2,200	48,320
Hitachi Ltd. (a)	129,000	762,554
Hitachi Metals Ltd. (a)	5,000	70,689
Hokkaido Electric Power Co., Inc.	4,800	79,969
Hokuhoku Financial Group, Inc.	34,000	67,502
Hokuriku Electric Power Co.	5,100	97,537
Honda Motor Co., Ltd.	46,200	1,780,714
Hoya Corp.	12,800	283,712
IBIDEN Co., Ltd.	3,700	115,723
Idemitsu Kosan Co., Ltd. (a)	700	74,766
IHI Corp. (a)	34,000	88,026
INPEX Corp.	63	465,112
Isetan Mitsukoshi Holdings Ltd.	10,920	106,921
Isuzu Motors Ltd.	36,000	170,598
Itochu Corp.	42,700	444,173
Itochu Techno-Solutions Corp.	800	28,466
J. Front Retailing Co., Ltd.	14,000	61,913
Japan Petroleum Exploration Co., Ltd.	900	42,320
Japan Prime Realty Investment Corp. (REIT)	22	58,403
Japan Real Estate Investment Corp. (REIT)	12	117,879
Japan Retail Fund Investment Corp. (REIT)	39	60,201
Japan Steel Works Ltd.	8,000	55,044
Japan Tobacco, Inc.	126	486,263
JFE Holdings, Inc.	13,325	366,659
JGC Corp.	6,000	164,319
JS Group Corp.	7,548	194,503
JSR Corp.	5,100	98,950
JTEKT Corp.	6,200	91,091
Jupiter Telecommunications Co., Ltd.	38	42,492
JX Holdings, Inc.	64,700	436,909
Kajima Corp. (a)	27,000	77,486
Kamigumi Co., Ltd. (a)	8,000	74,818
Kaneka Corp.	6,000	39,497
Kansai Electric Power Co., Inc.	21,500	429,122
Kansai Paint Co., Ltd.	7,000	63,857
Kao Corp.	15,600	409,981
Kawasaki Heavy Industries Ltd. (a)	40,000	159,548
Kawasaki Kisen Kaisha Ltd. (a)	22,000	76,961
KDDI Corp.	84	604,388
Keikyu Corp. (a)	13,000	94,129
Keio Corp.	16,000	88,261
Keisei Electric Railway Co., Ltd.	9,000	53,292
Keyence Corp.	1,170	331,824
Kikkoman Corp.	5,000	52,627
Kinden Corp.	4,000	34,203
Kintetsu Corp. (a)	48,900	156,942
Kirin Holdings Co., Ltd.	24,000	335,549
Kobe Steel Ltd. (a)	73,000	166,088
Koito Manufacturing Co., Ltd.	3,158	55,245
Komatsu Ltd.	26,900	836,946
Konami Corp.	3,000	71,179
Konica Minolta Holdings, Inc.	14,000	116,812
Kubota Corp.	33,000	293,828
Kuraray Co., Ltd.	9,200	135,035
Kurita Water Industries Ltd. (a)	3,300	98,530
Kyocera Corp.	4,200	427,260
Kyowa Hakko Kirin Co., Ltd.	7,910	75,451
Kyushu Electric Power Co., Inc.	11,500	207,365
Lawson, Inc. (a)	1,600	84,032
Mabuchi Motor Co., Ltd. (a)	900	45,475
Makita Corp.	3,100	144,026
Marubeni Corp.	48,000	319,017
Marui Group Co., Ltd.	7,200	54,583
Maruichi Steel Tube Ltd.	1,300	32,203
Mazda Motor Corp.* (a)	43,000	113,413
McDonald's Holdings Co. (Japan), Ltd.	2,200	56,009
Medipal Holdings Corp.	4,000	35,345
MEIJI Holdings Co., Ltd.	1,900	80,068
Minebea Co., Ltd.	10,000	53,297
Miraca Holdings, Inc. (a)	1,407	57,082
Mitsubishi Chemical Holdings Corp.	38,500	273,110
Mitsubishi Corp.	38,700	969,626
Mitsubishi Electric Corp.	56,000	650,365
Mitsubishi Estate Co., Ltd.	35,000	614,419
Mitsubishi Gas Chemical Co., Inc.	11,000	80,711
Mitsubishi Heavy Industries Ltd.	84,000	395,799
Mitsubishi Logistics Corp.	4,000	44,919
Mitsubishi Materials Corp.	35,000	110,299
Mitsubishi Motors Corp.*	113,000	138,306
Mitsubishi Tanabe Pharma Corp.	6,300	105,703
Mitsubishi UFJ Financial Group, Inc.	359,300	1,749,171
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	73,485
Mitsui & Co., Ltd.	49,300	852,550
Mitsui Chemicals, Inc. (a)	22,000	80,367
Mitsui Engineering & Shipbuilding Co., Ltd.	24,000	52,529
Mitsui Fudosan Co., Ltd.	24,000	413,772
Mitsui O.S.K Lines Ltd.	34,000	182,967
Mizuho Financial Group, Inc.	588,390	970,028
Mizuho Securities Co., Ltd.*	19,000	45,785
Mizuho Trust & Banking Co., Ltd.	49,000	43,461
MS&AD Insurance Group Holdings, Inc.	16,200	379,985
Murata Manufacturing Co., Ltd.	5,600	374,087
Nabtesco Corp.	2,425	58,796
Namco Bandai Holdings, Inc.	4,950	59,588
NEC Corp.* (a)	73,900	169,203
NGK Insulators Ltd.	7,000	130,509
NGK Spark Plug Co., Ltd. (a)	5,000	69,047
NHK Spring Co., Ltd.	5,000	51,171
Nidec Corp. (a)	3,200	298,706
Nikon Corp.	9,300	219,428
Nintendo Co., Ltd. (a)	2,800	527,298
Nippon Building Fund, Inc. (REIT)	15	146,402
Nippon Electric Glass Co., Ltd.	11,000	140,914
Nippon Express Co., Ltd.	22,000	89,207
Nippon Meat Packers, Inc.	4,000	57,353
Nippon Paper Group, Inc.	3,200	71,181
Nippon Sheet Glass Co., Ltd. (a)	24,000	74,512
Nippon Steel Corp. (a)	144,000	467,313
Nippon Telegraph & Telephone Corp.	13,838	672,879
Nippon Yusen Kabushiki Kaisha (a)	46,000	171,267
Nishi-Nippon City Bank Ltd.	22,000	65,136
Nissan Motor Co., Ltd.	70,500	740,057
Nisshin Seifun Group, Inc.	6,000	74,966
Nisshin Steel Co., Ltd.	22,000	42,040
Nissin Foods Holdings Co., Ltd. (a)	1,300	47,311
Nitori Holdings Co., Ltd. (a)	950	90,274
Nitto Denko Corp.	4,600	233,661
NKSJ Holdings, Inc.	43,000	283,708
NOK Corp. (a)	3,300	56,469
Nomura Holdings, Inc. (a)	99,900	494,267
Nomura Real Estate Holdings, Inc.	3,100	51,754
Nomura Real Estate Office Fund, Inc. (REIT)	9	59,787
Nomura Research Institute Ltd. (a)	3,300	72,230
NSK Ltd.	11,000	109,703
NTN Corp.	15,000	85,357
NTT Data Corp.	38	126,282
NTT DoCoMo, Inc.	439	783,151
NTT Urban Development Corp.	39	33,531
Obayashi Corp. (a)	15,000	65,412
Odakyu Electric Railway Co., Ltd. (a)	17,000	135,019
OJI Paper Co., Ltd.	23,000	110,237
Olympus Corp. (a)	5,900	198,857
Omron Corp.	5,900	163,991
Ono Pharmaceutical Co., Ltd.	2,400	128,116
Oracle Corp.	1,000	43,576
Oriental Land Co., Ltd.	1,400	118,675
ORIX Corp. (a)	2,940	286,003
Osaka Gas Co., Ltd.	54,000	205,111
Otsuka Corp. (a)	500	31,163
Otsuka Holdings KK	7,222	191,452
Panasonic Corp.	63,514	776,117
Rakuten, Inc. (a)	207	214,538
Resona Holdings, Inc. (a)	52,900	249,118
Ricoh Co., Ltd.	19,000	210,795
Rinnai Corp. (a)	1,000	72,334
ROHM Co., Ltd.	2,700	154,701
Sankyo Co., Ltd.	1,700	87,860
Santen Pharmaceutical Co., Ltd.	2,000	81,301
SBI Holdings, Inc.	566	52,520
Secom Co., Ltd.	6,100	292,949
Sega Sammy Holdings, Inc.	6,000	116,211
Seiko Epson Corp.	3,900	67,582
Sekisui Chemical Co., Ltd.	12,000	102,436
Sekisui House Ltd.	16,000	148,789
Seven & I Holdings Co., Ltd.	20,900	562,249
Seven Bank Ltd.	18	36,005
Sharp Corp.	29,000	264,493
Shikoku Electric Power Co., Inc.	5,200	118,116
Shimadzu Corp. (a)	5,000	45,829
Shimamura Co., Ltd. (a)	700	66,938
Shimano, Inc.	2,100	115,474
Shimizu Corp. (a)	18,000	74,892
Shin-Etsu Chemical Co., Ltd.	11,700	627,579
Shinsei Bank Ltd.	39,000	38,787
Shionogi & Co., Ltd.	8,000	131,056
Shiseido Co., Ltd.	10,100	188,887
Showa Denko KK (a)	45,000	93,420
Showa Shell Sekiyu KK	6,200	57,536
SMC Corp.	1,500	270,251
Softbank Corp. (a)	24,500	927,931
Sojitz Corp.	35,100	65,848
Sony Corp.	28,600	757,030
Sony Financial Holdings, Inc.	5,400	97,642
Square Enix Holdings Co., Ltd.	2,100	37,873
Stanley Electric Co., Ltd.	4,600	80,483
Sumco Corp.* (a)	3,800	64,179
Sumitomo Chemical Co., Ltd.	45,000	224,755
Sumitomo Corp.	32,700	445,703
Sumitomo Electric Industries Ltd.	21,700	316,671
Sumitomo Heavy Industries Ltd.	16,000	111,488
Sumitomo Metal Industries Ltd.	94,000	211,422
Sumitomo Metal Mining Co., Ltd.	15,000	246,239
Sumitomo Mitsui Financial Group, Inc.	38,591	1,187,675
Sumitomo Mitsui Trust Holdings, Inc.	88,100	307,348
Sumitomo Realty & Development Co., Ltd. (a)	10,000	223,571
Sumitomo Rubber Industries Ltd. (a)	5,400	65,382
Suzuken Co., Ltd.	2,000	46,219
Suzuki Motor Corp.	9,400	211,832
Sysmex Corp. (a)	2,100	78,990
T&D Holdings, Inc.	7,950	188,859
Taisei Corp.	29,000	66,477
Taisho Pharmaceutical Co., Ltd. (a)	3,000	67,635
Taiyo Nippon Sanso Corp.	7,000	55,850
Takashimaya Co., Ltd.	8,000	55,177
Takeda Pharmaceutical Co., Ltd.	22,600	1,045,272
TDK Corp.	3,700	203,759
Teijin Ltd. (a)	27,000	119,141
Terumo Corp.	4,800	259,384
The Bank of Kyoto Ltd. (a)	10,000	92,110
The Bank of Yokohama Ltd.	33,000	165,022
The Chiba Bank Ltd. (a)	23,000	144,197
The Chugoku Bank Ltd.	5,000	61,824
The Furukawa Electric Co., Ltd.	18,000	75,128
The Gunma Bank Ltd.	11,000	58,149
The Hachijuni Bank Ltd. (a)	13,258	74,530
The Hiroshima Bank Ltd.	16,000	69,820
The Iyo Bank Ltd.	6,000	55,265
The Joyo Bank Ltd.	18,000	75,728
The Shizuoka Bank Ltd.	18,000	165,506
The Suruga Bank Ltd. (a)	6,000	52,143
THK Co., Ltd.	3,000	76,366
Tobu Railway Co., Ltd.	28,000	117,972
Toho Co., Ltd.	3,600	59,898
Toho Gas Co., Ltd.	13,000	70,415
Tohoku Electric Power Co., Inc.	12,200	176,022
Tokio Marine Holdings, Inc.	20,700	581,550
Tokyo Electric Power Co., Inc. (a)	41,700	171,284
Tokyo Electron Ltd.	4,900	267,312
Tokyo Gas Co., Ltd.	75,000	339,274
Tokyu Corp.	31,000	129,027
Tokyu Land Corp.	13,000	55,169
TonenGeneral Sekiyu KK (a)	7,000	86,071
Toppan Printing Co., Ltd.	15,000	116,321
Toray Industries, Inc. (a)	42,000	310,831
Toshiba Corp.	115,000	608,632
Tosoh Corp. (a)	15,000	60,290
TOTO Ltd. (a)	8,000	62,210
Toyo Seikan Kaisha Ltd.	4,100	68,886
Toyo Suisan Kaisha Ltd.	2,000	47,271
Toyoda Gosei Co., Ltd.	2,100	47,620
Toyota Boshoku Corp.	2,200	36,454
Toyota Industries Corp.	5,200	171,296
Toyota Motor Corp.	78,400	3,300,860
Toyota Tsusho Corp.	6,100	104,545
Trend Micro, Inc.	2,800	86,931
Tsumura & Co.	2,000	63,993
Ube Industries Ltd.	29,000	87,347
Unicharm Corp.	3,000	131,103
Ushio, Inc. (a)	3,400	67,244
USS Co., Ltd.	640	49,645
West Japan Railway Co.	4,800	187,913
Yahoo! Japan Corp.	388	133,572
Yakult Honsha Co., Ltd. (a)	3,000	86,858
Yamada Denki Co., Ltd.	2,440	199,049
Yamaguchi Financial Group, Inc.	6,000	56,029
Yamaha Corp.	5,000	56,857
Yamaha Motor Co., Ltd.* (a)	7,500	137,750
Yamato Holdings Co., Ltd. (a)	11,400	179,058
Yamato Kogyo Co., Ltd. (a)	1,400	43,538
Yamazaki Baking Co., Ltd.	4,000	53,604
Yaskawa Electric Corp. (a)	7,000	78,519
Yokogawa Electric Corp.* (a)	6,200	53,167
(Cost $54,200,184)		66,352,714
Luxembourg 0.5%
ArcelorMittal	24,698	859,422
Millicom International Cellular SA (SDR) (a)	2,202	229,745
SES (FDR)	8,453	237,134
Tenaris SA (d)	13,374	305,359
(Cost $1,145,910)		1,631,660
Mauritius 0.0%
Essar Energy Ltd.* (a) (Cost $77,373)	9,197	60,390
Mexico 0.0%
Fresnillo PLC (Cost $59,410)	5,276	118,918
Netherlands 4.5%
Aegon NV* (a)	49,433	336,895
Akzo Nobel NV	6,582	415,210
ASML Holding NV (a)	12,413	457,326
Corio NV (REIT)	1,606	106,384
Delta Lloyd NV (a)	2,714	64,454
European Aeronautic Defence & Space Co. NV (a)	11,781	394,327
Fugro NV (CVA)	2,044	147,384
Heineken Holding NV	3,234	165,494
Heineken NV	7,480	449,899
ING Groep NV (CVA)*	109,449	1,350,086
Koninklijke (Royal) KPN NV	45,207	657,132
Koninklijke Ahold NV (a)	34,610	465,073
Koninklijke Boskalis Westminster NV	2,287	108,136
Koninklijke DSM NV	4,325	280,703
Koninklijke Philips Electronics NV	27,918	716,495
Koninklijke Vopak NV	2,096	102,711
PostNL NV	9,317	79,055
QIAGEN NV* (a)	7,045	135,056
Randstad Holding NV (a)	3,330	153,900
Reed Elsevier NV	19,253	258,559
Royal Dutch Shell PLC "A"	101,731	3,624,906
Royal Dutch Shell PLC "B"	76,975	2,747,722
SBM Offshore NV	4,591	121,444
TNT Express NV*	10,661	110,570
Unilever NV (CVA)	46,635	1,527,765
Wolters Kluwer NV (a)	8,248	182,771
(Cost $10,755,260)		15,159,457
New Zealand 0.1%
Auckland International Airport Ltd.	26,754	49,419
Contact Energy Ltd.*	8,468	37,631
Fletcher Building Ltd.	19,694	140,886
Sky City Entertainment Group Ltd.	17,085	51,336
Telecom Corp. of New Zealand Ltd.	55,246	112,081
(Cost $216,824)		391,353
Norway 0.8%
Aker Solutions ASA	4,501	90,107
DnB NOR ASA	28,183	392,847
Gjensidige Forsikring ASA	6,366	78,452
Norsk Hydro ASA (a)	25,825	197,745
Orkla ASA	23,025	218,797
Renewable Energy Corp. ASA* (a)	16,104	27,669
Seadrill Ltd. (a)	8,715	306,776
Statoil ASA	31,581	799,652
Telenor ASA	21,156	346,464
Yara International ASA	5,418	306,227
(Cost $1,181,964)		2,764,736
Portugal 0.3%
Banco Comercial Portugues SA (Registered)* (a)	89,021	52,909
Banco Espirito Santo SA (Registered)	14,369	53,528
CIMPOR — Cimentos de Portugal, SGPS, SA	5,927	45,289
EDP — Energias de Portugal SA	53,496	189,922
Galp Energia, SGPS, SA "B" (a)	6,887	164,295
Jeronimo Martins, SGPS, SA	6,458	124,060
Portugal Telecom, SGPS, SA (Registered) (a)	19,055	188,697
(Cost $705,400)		818,700
Singapore 1.6%
Ascendas Real Estate Investment Trust (REIT)	48,200	80,104
CapitaLand Ltd. (a)	71,125	169,150
CapitaMall Trust (REIT)	52,870	80,636
CapitaMalls Asia Ltd. (a)	44,360	53,325
City Developments Ltd. (a)	15,000	127,520
ComfortDelGro Corp., Ltd.	61,000	72,510
Cosco Corp., (Singapore) Ltd. (a)	33,000	52,669
DBS Group Holdings Ltd.	50,084	599,486
Fraser & Neave Ltd.	25,488	120,328
Global Logistic Properties Ltd.* (a)	51,000	85,666
Golden Agri-Resources Ltd.	191,373	106,354
Hutchison Port Holdings Trust (Units)*	150,000	126,962
Jardine Cycle & Carriage Ltd.	2,604	91,522
Keppel Corp., Ltd.	40,149	363,279
Keppel Land Ltd. (a)	22,749	67,336
Neptune Orient Lines Ltd. (a)	26,000	32,529
Olam International Ltd. (a)	38,898	86,501
Oversea-Chinese Banking Corp., Ltd.	72,173	550,751
SembCorp Industries Ltd.	27,449	111,927
SembCorp Marine Ltd.	23,600	102,251
Singapore Airlines Ltd.	14,670	169,587
Singapore Exchange Ltd. (a)	26,000	159,612
Singapore Press Holdings Ltd. (a)	43,758	139,082
Singapore Technologies Engineering Ltd.	47,000	115,586
Singapore Telecommunications Ltd.	228,301	587,952
StarHub Ltd.	20,000	45,443
United Overseas Bank Ltd.	36,822	591,599
UOL Group Ltd.	12,544	50,992
Wilmar International Ltd.	55,000	243,171
Yangzijiang Shipbuilding Holdings Ltd.	54,569	65,161
(Cost $2,772,740)		5,248,991
Spain 3.5%
Abertis Infraestructuras SA (a)	10,225	228,435
Acciona SA (a)	796	84,489
Acerinox SA (a)	3,075	56,052
ACS, Actividades de Construccion y Servicios SA (a)	4,073	192,087
Amadeus IT Holding SA "A"* (a)	6,832	142,123
Banco Bilbao Vizcaya Argentaria SA (a)	121,067	1,418,989
Banco de Sabadell SA (a)	31,857	131,669
Banco Popular Espanol SA	26,892	151,359
Banco Santander SA	240,361	2,773,394
Bankinter SA (a)	4,812	32,661
Criteria Caixacorp SA (a)	23,866	166,482
EDP Renovaveis SA*	7,120	46,971
Enagas (a)	5,106	123,815
Ferrovial SA (a)	10,786	136,196
Fomento de Construcciones y Contratas SA (a)	1,296	39,516
Gas Natural SDG SA (a)	9,174	192,340
Grifols SA (a)	4,444	89,172
Iberdrola Renovables SA (a)	24,323	107,442
Iberdrola SA*	108,825	968,544
Indra Sistemas SA (a)	3,035	62,769
Industria de Diseno Textil SA	6,211	567,169
Mapfre SA	21,471	79,637
Mapfre SA (Entitlement Shares)	549	2,038
Mediaset Espana Comunicacion SA (a)	4,240	36,838
Red Electrica Corporacion SA	3,027	182,913
Repsol YPF SA (a)	22,602	784,714
Telefonica SA (a)	117,181	2,865,538
Zardoya Otis SA	3,699	54,476
(Cost $7,842,905)		11,717,828
Sweden 3.0%
Alfa Laval AB (a)	9,570	206,235
Assa Abloy AB "B" (a)	8,900	239,205
Atlas Copco AB "A"	19,277	507,472
Atlas Copco AB "B"	11,234	264,477
Boliden AB	7,672	141,820
Electrolux AB "B" (a)	6,720	160,352
Getinge AB "B"	5,690	152,721
Hennes & Mauritz AB "B" (a)	29,232	1,007,450
Hexagon AB "B" (a)	7,240	178,306
Holmen AB "B" (a)	1,734	54,061
Husqvarna AB "B" (a)	12,152	80,415
Industrivarden AB "C" (a)	2,946	48,751
Investor AB "B" (a)	13,018	298,286
Kinnevik Investment AB "B"	5,715	126,900
Modern Times Group "B" (a)	1,341	88,605
Nordea Bank AB	75,551	811,844
Ratos AB "B"	5,327	102,257
Sandvik AB (a)	28,721	503,601
Scania AB "B" (a)	9,032	209,492
Securitas AB "B"	8,322	88,075
Skandinaviska Enskilda Banken AB "A"	40,278	329,242
Skanska AB "B"	11,351	203,155
SKF AB "B" (a)	11,126	321,918
SSAB AB "A"	3,988	59,617
Svenska Cellulosa AB "B" (a)	16,182	227,856
Svenska Handelsbanken AB "A"	13,934	429,812
Swedbank AB "A"	23,173	389,209
Swedish Match AB (a)	6,363	213,374
Tele2 AB "B" (a)	8,608	170,122
Telefonaktiebolaget LM Ericsson "B"	86,153	1,239,099
TeliaSonera AB (a)	62,674	459,776
Volvo AB "B"	39,776	694,928
(Cost $4,246,725)		10,008,433
Switzerland 8.7%
ABB Ltd. (Registered)* (a)	62,332	1,616,352
Actelion Ltd. (Registered)* (a)	3,012	148,312
Adecco SA (Registered)* (a)	3,693	236,771
Aryzta AG (a)	2,344	125,603
Baloise Holding AG (Registered)	1,263	130,218
Compagnie Financiere Richemont SA "A"	14,950	978,969
Credit Suisse Group AG (Registered)*	32,336	1,256,845
GAM Holding Ltd.*	6,250	102,554
Geberit AG (Registered)* (a)	1,088	257,792
Givaudan SA (Registered)* (a)	231	244,396
Glencore International PLC	23,428	184,620
Holcim Ltd. (Registered)*	7,106	536,286
Julius Baer Group Ltd.* (a)	5,841	241,096
Kuehne & Nagel International AG (Registered) (a)	1,591	241,476
Lindt & Spruengli AG	28	87,257
Lindt & Spruengli AG (Registered)	3	109,304
Lonza Group AG (Registered)*	1,382	108,161
Nestle SA (Registered) (a)	98,999	6,152,714
Novartis AG (Registered) (a)	66,626	4,081,340
Pargesa Holding SA (Bearer)	654	60,579
Roche Holding AG (Genusschein)	20,050	3,354,346
Schindler Holding AG	1,337	162,530
Schindler Holding AG (Registered)	569	69,100
SGS SA (Registered)	155	294,254
Sika AG (Bearer) (a)	58	139,751
Sonova Holding AG (Registered)*	1,409	131,889
STMicroelectronics NV (a)	18,682	186,191
Straumann Holding AG (Registered)	254	61,305
Sulzer AG (Registered) (a)	657	106,906
Swatch Group AG (Bearer) (a)	874	440,964
Swatch Group AG (Registered) (a)	1,182	106,151
Swiss Life Holding AG (Registered)* (a)	840	137,721
Swiss Re Ltd.* (a)	10,345	580,895
Swisscom AG (Registered)	670	307,054
Syngenta AG (Registered)*	2,676	903,365
Synthes, Inc. 144A, REG S	1,857	327,001
Transocean Ltd. (a)	9,178	598,448
UBS AG (Registered)*	103,299	1,883,668
Wolseley PLC	8,015	261,407
Xstrata PLC	59,185	1,305,254
Zurich Financial Services AG*	4,167	1,053,195
(Cost $15,360,347)		29,312,040
United Kingdom 18.2%
3i Group PLC	28,276	127,553
Admiral Group PLC	5,838	155,536
Aggreko PLC	7,748	239,889
AMEC PLC	9,200	160,776
Anglo American PLC	37,606	1,863,667
Antofagasta PLC	11,177	250,090
ARM Holdings PLC	37,471	354,385
Associated British Foods PLC	10,698	185,957
AstraZeneca PLC	39,714	1,982,988
Autonomy Corp. PLC*	6,503	178,170
Aviva PLC (a)	79,689	561,099
Babcock International Group PLC	10,262	117,256
BAE Systems PLC	96,227	491,918
Balfour Beatty PLC	19,458	96,348
Barclays PLC	328,967	1,354,097
BG Group PLC	96,704	2,194,750
BHP Billiton PLC	62,196	2,437,802
BP PLC	541,590	3,990,433
British American Tobacco PLC	57,064	2,501,307
British Land Co. PLC (REIT)	23,930	233,749
British Sky Broadcasting Group PLC	34,295	465,782
BT Group PLC	218,776	709,632
Bunzl PLC	9,488	118,782
Burberry Group PLC	12,867	299,158
Cairn Energy PLC*	40,505	269,673
Capita Group PLC	17,286	198,510
Capital Shopping Centers Group PLC (REIT)	15,635	100,253
Carnival PLC (a)	5,105	197,863
Centrica PLC	146,735	761,417
Cobham PLC	34,762	117,969
Compass Group PLC	54,423	524,979
Diageo PLC (a)	71,493	1,460,754
Eurasian Natural Resources Corp. (e)	7,360	92,323
G4S PLC	39,038	175,313
GlaxoSmithKline PLC	148,131	3,171,583
Hammerson PLC (REIT) (a)	19,331	149,305
Home Retail Group PLC (a)	25,193	66,138
HSBC Holdings PLC	505,210	5,011,951
ICAP PLC (a)	16,979	128,846
Imperial Tobacco Group PLC	29,126	968,391
Inmarsat PLC	12,994	115,993
InterContinental Hotels Group PLC	8,316	170,181
International Consolidated Airlines Group SA* (a) (c)	8,720	35,360
International Consolidated Airlines Group SA* (c)	17,946	73,175
International Power PLC	43,867	226,501
Intertek Group PLC	4,606	145,858
Invensys PLC	24,215	125,118
Investec PLC	14,294	115,745
ITV PLC*	104,736	120,097
J Sainsbury PLC	35,916	189,886
Johnson Matthey PLC	6,321	199,461
Kazakhmys PLC	5,872	130,234
Kingfisher PLC	66,981	287,260
Land Securities Group PLC (REIT)	21,739	297,247
Legal & General Group PLC	168,029	318,783
Lloyds Banking Group PLC*	1,170,114	919,432
London Stock Exchange Group PLC	4,127	70,238
Lonmin PLC	4,607	107,444
Man Group PLC	52,604	199,881
Marks & Spencer Group PLC (a)	45,810	265,724
National Grid PLC	100,080	984,858
Next PLC (a)	5,005	186,918
Old Mutual PLC	159,631	341,796
Pearson PLC	23,036	436,360
Petrofac Ltd.	7,679	186,603
Prudential PLC (a)	71,899	830,903
Reckitt Benckiser Group PLC	17,580	970,650
Reed Elsevier PLC	34,367	312,547
Rexam PLC	26,005	159,744
Rio Tinto PLC	41,224	2,976,758
Rolls-Royce Holdings PLC*	53,113	549,855
Royal Bank of Scotland Group PLC*	512,984	317,988
RSA Insurance Group PLC	97,108	210,077
SABMiller PLC	27,193	991,412
Schroders PLC	3,304	82,037
Scottish & Southern Energy PLC	26,602	595,010
Segro PLC (REIT)	20,645	103,424
Serco Group PLC (a)	14,165	125,536
Severn Trent PLC	6,759	159,584
Shire PLC	16,186	505,290
Smith & Nephew PLC	24,717	263,698
Smiths Group PLC	11,160	215,125
Standard Chartered PLC	66,868	1,757,133
Standard Life PLC (a)	65,918	222,713
Subsea 7 SA* (a)	8,097	207,123
Tesco PLC	229,117	1,479,748
The Sage Group PLC	37,471	173,750
The Weir Group PLC	5,892	201,152
Tui Travel PLC (a)	12,902	46,505
Tullow Oil PLC (a)	25,189	501,333
Unilever PLC	36,614	1,181,562
United Utilities Group PLC	20,113	193,245
Vedanta Resources PLC	3,428	115,313
Vodafone Group PLC	1,479,011	3,930,667
Whitbread PLC	5,317	137,823
William Morrison Supermarkets PLC	63,511	303,465
WPP PLC	35,687	446,781
(Cost $44,516,218)		60,984,496
Total Common Stocks (Cost $220,708,587)		327,325,382

Preferred Stocks 0.5%
Germany
Bayerische Motoren Werke (BMW) AG	1,454	92,421
Henkel AG & Co. KGaA (a)	5,168	358,299
Porsche Automobil Holding SE (a)	4,314	342,195
ProSiebenSat.1 Media AG* (a)	2,027	57,463
RWE AG (a)	1,086	55,364
Volkswagen AG	4,130	851,503
Total Preferred Stocks (Cost $735,805)		1,757,245

Rights 0.0%
Spain
Criteria Caixacorp SA, Expiration Date 7/15/11* (a)	23,866	1,800
Zardoya Otis SA, Expiration Date 7/6/2011*	3,680	2,791
Total Rights (Cost $6,966)		4,591

Exchange-Traded Fund 0.1%
iShares MSCI EAFE Index Fund (Cost $369,090)	6,000	360,840

Securities Lending Collateral 20.3%
Daily Assets Fund Institutional, 0.13% (d) (e) (Cost $67,849,437)	67,849,437	67,849,437

Cash Equivalents 0.5%
Central Cash Management Fund, 0.11% (d) (Cost $1,720,864)	1,720,864	1,720,864

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $291,390,749)+	119.0	399,018,359
Other Assets and Liabilities, Net (a)	(19.0)	(63,679,576)
Net Assets	100.0	335,338,783

* Non-income producing security.

+ The cost for federal income tax purposes was $300,323,798. At June 30, 2011, net unrealized appreciation for all securities based on tax cost was $98,694,561. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $127,366,654 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,672,093.

(a) All or a portion of these securities were on loan amounting to $65,571,501. In addition, included in other assets and liabilities, net are pending sales, amounting to $73,013, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2011 amounted to $65,644,514, which is 19.6% of net assets.

(b) Affiliated issuer. This security is owned in proportion with its representation in the index.

(c) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDI: Chess Depositary Interest

CVA: Certificaten Van Aandelen

EAFE: Europe, Australasia and Far East

FDR: Fiduciary Depositary Receipt

MSCI: Morgan Stanley Capital International

PPS: Price Protected Shares

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

At June 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
ASX SPI 200 Index	AUD	9/15/2011	5	616,851	9,787
Euro Stoxx 50 Index	EUR	9/16/2011	56	2,312,815	57,758
FTSE 100 Index	GBP	9/16/2011	18	1,705,180	37,713
Hang Seng Index	HKD	7/28/2011	1	144,107	1,439
Nikkei 225 Index	JPY	9/8/2011	22	1,341,097	62,191
Total unrealized appreciation					168,888

At June 30, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	27,000	AUD	25,749	9/21/2011	618	Citigroup, Inc.
USD	500,000	EUR	354,126	9/21/2011	13,536	UBS AG
USD	270,000	EUR	189,053	9/21/2011	3,512	Citigroup, Inc.
CHF	15,066	USD	18,000	9/21/2011	71	Citigroup, Inc.
GBP	62,079	USD	100,000	9/21/2011	466	Morgan Stanley
Total unrealized appreciation					18,203

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	670,000	EUR	460,798	9/21/2011	(3,344)	Citigroup, Inc.
USD	39,000	HKD	303,298	9/21/2011	(24)	UBS AG
USD	520,000	GBP	318,495	9/21/2011	(9,347)	The Goldman Sachs & Co.
USD	217,000	JPY	17,330,987	9/21/2011	(1,620)	Morgan Stanley
EUR	222,383	USD	320,000	9/21/2011	(1,731)	Royal Bank of Scotland PLC
Total unrealized depreciation					(16,066)

Currency Abbreviations
AUD Australian Dollar CHF Swiss Franc EUR Euro GBP British Pound HKD Hong Kong Dollar JPY Japanese Yen USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (f)
Australia	$—	$28,367,837	$0	$28,367,837
Austria	—	1,092,001	—	1,092,001
Belgium	—	3,148,455	—	3,148,455
Channel Islands	—	402,175	—	402,175
Cyprus	—	71,629	—	71,629
Denmark	—	3,489,620	—	3,489,620
Finland	—	3,205,470	—	3,205,470
France	—	32,732,122	—	32,732,122
Germany	—	29,522,950	—	29,522,950
Greece	—	681,225	—	681,225
Hong Kong	—	9,433,376	—	9,433,376
Ireland	—	1,260,180	—	1,260,180
Israel	—	2,322,176	—	2,322,176
Italy	—	8,783,695	—	8,783,695
Japan	—	66,352,714	—	66,352,714
Luxembourg	—	1,631,660	—	1,631,660
Mauritius	—	60,390	—	60,390
Mexico	—	118,918	—	118,918
Netherlands	—	15,159,457	—	15,159,457
New Zealand	—	391,353	—	391,353
Norway	—	2,764,736	—	2,764,736
Portugal	—	818,700	—	818,700
Singapore	—	5,248,991	—	5,248,991
Spain	—	11,722,419	—	11,722,419
Sweden	—	10,008,433	—	10,008,433
Switzerland	—	29,312,040	—	29,312,040
United Kingdom	—	60,984,496	—	60,984,496
Exchange-Traded Fund	360,840	—	—	360,840
Short-Term Investments (f)	69,570,301	—	—	69,570,301
Derivatives (g)	168,888	18,203	—	187,091
Total	$70,100,029	$329,105,421	$0	$399,205,450

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (g)	$—	$(16,066)	$—	$(16,066)
Total	$—	$(16,066)	$—	$(16,066)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2011.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:
	Common Stock and/or Other Equity Investments
	Australia	United Kingdom	Total
Balance as of December 31, 2010	$0	$5,683	$5,683
Realized gain (loss)	—	6	6
Change in unrealized appreciation (depreciation)	0	91	91
Amortization premium/discount	—	—	—
Purchases	—	—	—
(Sales)	—	(5,780)	(5,780)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of June 30, 2011	$0	$—	$0
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2011	$0	$—	$0

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $221,820,448) — including $65,571,501 of securities loaned	$329,448,058
Investment in Daily Assets Fund Institutional (cost $67,849,437)*	67,849,437
Investment in Central Cash Management Fund (cost $1,720,864)	1,720,864
Total investments in securities, at value (cost $291,390,749)	399,018,359
Cash	10,000
Foreign currency, at value (cost $1,942,456)	1,918,974
Deposits with broker for futures contracts	1,221,660
Receivable for investments sold	14,419
Receivable for Fund shares sold	234,687
Dividends receivable	775,886
Interest receivable	71,339
Receivable for variation margin on futures contracts	168,888
Unrealized appreciation on forward foreign currency exchange contracts	18,203
Foreign taxes recoverable	337,521
Other assets	18,441
Total assets	403,808,377
Liabilities
Payable upon return of securities loaned	67,849,437
Payable for investments purchased	52,389
Payable for Fund shares redeemed	298,513
Unrealized depreciation on forward foreign currency exchange contracts	16,066
Accrued management fee	67,289
Other accrued expenses and payables	185,900
Total liabilities	68,469,594
Net assets, at value	$335,338,783

* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of June 30, 2011 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	3,776,016
Net unrealized appreciation (depreciation) on: Investments	107,627,610
Futures	168,888
Foreign currency	63,966
Accumulated net realized gain (loss)	(56,982,750)
Paid-in capital	280,685,053
Net assets, at value	$335,338,783
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($335,338,783 ÷ 25,050,915 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$13.39

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $679,753)	$7,012,514
Interest	3,054
Interest	3,054
Income distributions — Central Cash Management Fund	809
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	196,134
Total income	7,212,511
Expenses: Management fee	413,271
Administration fee	165,309
Services to shareholders	53,608
Custodian fee	73,612
Professional fees	42,830
Reports to shareholders	20,077
Registration fees	11,635
Trustees' fees and expenses	5,481
Other	23,947
Total expenses	809,770
Net investment income	6,402,741
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,702,980
Futures	(68,667)
Foreign currency	248,310
1,882,623
Change in net unrealized appreciation (depreciation) on: Investments	9,510,482
Futures	204,836
Foreign currency	(9,476)
9,705,842
Net gain (loss)	11,588,465
Net increase (decrease) in net assets resulting from operations	$17,991,206

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations: Net investment income (loss)	$6,402,741	$7,688,039
Net realized gain (loss)	1,882,623	(7,259,638)
Change in net unrealized appreciation (depreciation)	9,705,842	24,167,251
Net increase (decrease) in net assets resulting from operations	17,991,206	24,595,652
Distributions to shareholders from: Net investment income	(1,262,723)	(8,456,229)
Fund share transactions: Proceeds from shares sold	37,476,822	70,847,987
Reinvestment of distributions	1,237,247	8,307,717
Payments for shares redeemed	(42,714,583)	(108,811,142)
Redemption fees	1,277	4,552
Net increase (decrease) in net assets from Fund share transactions	(3,999,237)	(29,650,886)
Increase (decrease) in net assets	12,729,246	(13,511,463)
Net assets at beginning of period	322,609,537	336,121,000
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $3,776,016 and $1,364,002, respectively)	$335,338,783	$322,609,537

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Six Months Ended 6/30/11 (Unaudited)		Years Ended December 31,
			2010		2009		2008	2007		2006
Selected Per Share Data
Net asset value, beginning of period	$12.73		$12.14		$9.64		$17.39	$16.17		$13.15
Income (loss) from investment operations: Net investment income (loss)a	.26		.28		.27		.45	.42		.35
Net realized and unrealized gain (loss)	.45		.65		2.53		(7.84)	1.30		3.03
Total from investment operations	.71		.93		2.80		(7.39)	1.72		3.38
Less distributions from: Net investment income	(.05)		(.34)		(.30)		(.36)	(.50)		(.36)
Redemption fees	.00	***	.00	***	.00	***	.00 ***	.00	***	.00	***
Net asset value, end of period	$13.39		$12.73		$12.14		$9.64	$17.39		$16.17
Total Return (%)	5.59	**	7.67		29.27		(42.46)	10.71		25.69	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	335		323		336		255	475		400
Ratio of expenses before expense reductions (%)	.49	*	.51		.52		.52	.47		.55
Ratio of expenses after expense reductions (%)	.49	*	.51		.52		.52	.47		.45
Ratio of net investment income (loss) (%)	3.87	*	2.37		2.61		3.18	2.40		2.40
Portfolio turnover rate (%)	2	**	5		9		16	7		8	c
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c On January 13, 2006, the DWS EAFE® Equity Index Portfolio was closed. This ratio includes the purchases and sales of portfolio securities of the DWS EAFE® Equity Index Fund as a stand-alone fund in addition to the DWS EAFE® Equity Index Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS EAFE® Equity Index Fund (the "Fund") is a diversified series of the DWS Institutional Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $50,043,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2011 ($145,000), December 31, 2016 ($10,353,000), December 31, 2017 ($33,094,000) and December 31, 2018 ($6,451,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2010 through December 31, 2010, the Fund incurred approximately $2,393,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2011.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax return for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to passive foreign investment companies, foreign denominated investments, futures contracts, forward currency contracts, certain securities sold at a loss and recognition of certain foreign currency gains (losses) as ordinary income (loss). As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2011, the Fund entered into futures contracts as a means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2011, is included in a table following the Fund's Investment Portfolio. For the period ended June 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,298,000 to $6,120,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended June 30, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated assets and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of June 30, 2011, is included in a table following the Fund's Investment Portfolio. For the period ended June 30, 2011, the investment in forward currency contracts US dollars purchased had a total contract value generally indicative of a range from approximately $438,000 to $1,889,000, and the investment in forward currency contracts US dollars sold had a total contract value generally indicative of a range from approximately $129,000 to $3,966,000.

The following tables summarize the value of the Fund's derivative instruments held as of June 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$168,888	$168,888
Foreign Exchange Contracts (b)	18,203	—	18,203
	$18,203	$168,888	$187,091

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on futures contracts. Includes cumulative appreciation of futures contracts as disclosed in the investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(16,066)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the period ended June 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$(68,667)	$(68,667)
Foreign Exchange Contracts (b)	205,570	—	205,570
	$205,570	$(68,667)	$136,903

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$204,836	$204,836
Foreign Exchange Contracts (b)	(20,865)	—	(20,865)
	$(20,865)	$204,836	$183,971

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended June 30, 2011, purchases and sales of investment securities (excluding short-term investments), aggregated $8,065,699 and $7,540,863, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

Northern Trust Investments, Inc. ("NTI") serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.

The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.25% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2011, the Administration Fee was $165,309, of which $26,915 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC compensates DST out of the shareholder servicing fee it receives from the Fund. DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. For the six months ended June 30, 2011, the amount charged to the Fund by DISC aggregated $47,153, of which $29,035 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,955, of which $6,554 is unpaid.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2011.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold	2,836,877	$37,476,822	6,005,557	$70,847,987
Shares issued to shareholders in reinvestment of distributions	94,519	$1,237,247	661,537	$8,307,717
Shares redeemed	(3,230,260)	$(42,714,583)	(9,003,870)	$(108,811,142)
Redemption fees		$1,277		$4,552
Net increase (decrease)	(298,864)	$(3,999,237)	(2,336,776)	$(29,650,886)

G. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2011, there was one non-affiliated shareholder account which held approximately 28% and one affiliated shareholder account which held approximately 17% of the outstanding shares of the Fund.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

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Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

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Institutional Class
Nasdaq Symbol	BTAEX
CUSIP Number	23339C 768
Fund Number	558

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All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
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For joint marketing with other financial companies	No	We do not share
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Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 29, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2011